Loss Per Share	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Sep. 30, 2013
Earnings Per Share [Abstract]
Loss Per Share

(4) Loss Per Share

Basic and diluted loss per share is computed by dividing net loss by the weighted average number of common shares outstanding excluding the impact of warrants. Warrants are anti-dilutive for all periods presented even after including required adjustments to the earnings per share numerator. On March 22, 2010, Alion issued 310,000 Units that included the Secured Notes and warrants to purchase 602,614 shares of Alion common stock (now 602,741 shares). The Secured Note warrants have a penny per share exercise price, are currently exercisable and expire March 15, 2017. The Secured Note warrants are not redeemable or puttable; they are classified as permanent equity.

(5) Loss Per Share

Basic and diluted loss per share is computed by dividing net loss by the weighted average number of common shares outstanding excluding the impact of warrants. The warrants are anti-dilutive for all periods presented even after including required adjustments to the earnings per share numerator. On March 22, 2010, Alion issued 310,000 Units that included the Secured Notes and warrants to purchase 602,614 shares of Alion common stock The Secured Note warrants have a penny per share exercise price, are currently exercisable and expire March 15, 2017. The Secured Note warrants are not redeemable or puttable; they are classified as permanent equity.